Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
C000000867 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Sales Charge - 5.75%
Account Value		$ 19,112	$ 19,112	$ 19,112	$ 15,834	$ 14,565	$ 16,385	$ 14,269	$ 12,934	$ 11,734	$ 11,365	$ 10,200	$ 9,600	$ 9,427
Average Annual Return, Percent		13.76%	6.85%	6.69%
C000000867 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		without Sales Charge
Average Annual Return, Percent		20.70%	8.12%	7.32%
C000000869 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Deferred Sales Charge - 1.00%
Account Value		$ 18,807	$ 18,807	$ 18,807	15,702	14,540	16,490	14,469	13,216	12,074	11,788	10,657	10,105	10,000
Average Annual Return, Percent		18.78% [1]	7.31%	6.52%
C000000869 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		without Deferred Sales Charge
Average Annual Return, Percent		19.78%	7.31%	6.52%
C000000870 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Account Value		$ 20,791	$ 20,791	$ 20,791	17,186	15,765	17,694	15,369	13,895	12,569	12,144	10,877	10,207	10,000
Average Annual Return, Percent		20.97%	8.39%	7.59%
C000000872 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class J
Account Value		$ 20,786	$ 20,786	$ 20,786	17,183	15,757	17,688	15,364	13,893	12,568	12,148	10,876	10,206	10,000
Average Annual Return, Percent		20.96%	8.39%	7.59%
C000174004 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Account Value		$ 2,092,600	$ 2,092,600	$ 2,092,600	1,729,960	1,576,282	1,769,839	1,537,423	1,389,889	1,257,666	1,214,871	1,087,221	1,020,685	1,000,000
Average Annual Return, Percent		20.95%	8.53%	7.66%
C000001397 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
Account Value		$ 20,636	$ 20,636	$ 20,636	17,070	15,668	17,602	15,300	13,839	12,535	12,119	10,860	10,196	10,000
Average Annual Return, Percent		20.90%	8.32%	7.51%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index (broad-based index)
Account Value	[2]	$ 34,984	$ 34,984	$ 34,984	26,133	22,958	25,287	19,768	16,829	14,495	13,640	11,102	10,276	10,000
Average Annual Return, Percent	[2]	33.88%	15.76%	13.34%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index (broad-based index)
Account Value	[2]	$ 11,633	$ 11,633	$ 11,633	10,884	10,757	12,342	12,485	11,638	10,505	10,647	10,316	10,097	10,000
Average Annual Return, Percent	[2]	6.88%	(0.01%)	1.52%
Customized Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Customized Blended Index
Account Value		$ 23,107	$ 23,107	$ 23,107	$ 18,863	$ 17,343	$ 19,346	$ 16,735	$ 14,670	$ 12,821	$ 12,409	$ 10,823	$ 10,227	$ 10,000
Average Annual Return, Percent		22.49%	9.51%	8.74%

[1]	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
[2]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmarks effective as of November 30, 2024.